Directors and staff costs (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Directors And Staff Costs [Abstract]
Summary of Staff Costs, Including Directors' Remuneration

Staff costs, including Directors’ remuneration, during the year for the Group were as follows:

	Year ended December 31,
	2021	2020	2019
	£000s	£000s	£000s
Wages and salaries	10,837	6,656	5,060
Social security costs	1,491	827	1,391
Other pension costs	319	201	163
Share-based payments charge	8,632	4,395	584
Total aggregate remuneration	21,279	12,079	7,198

Summary of Total Average Number of Employees
	Year ended December 31,
	2021	2020	2019
	Number	Number	Number
Research and development and related support services	66	39	30
Administration	26	26	16
Total average number of employees	92	65	46